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                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS
                                The Munder Funds
                         Supplement Dated June 23, 2004
                 To Statement of Additional Information ("SAI")
                             Dated October 31, 2003

1. On May 18, 2004, the Board of Trustees of the Funds approved new breakpoint advisory fee structures for certain funds. The advisory fee structure disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Investment Advisor and Sub-Advisor", which begins on page 42 of the SAI for the Munder Future Technology Fund, Munder Intermediate Bond Fund, Munder Multi-Season Growth Fund and Munder NetNet Fund is hereby deleted and replaced with the following:

1.00% of the first $300,000,000 of average daily net assets; 0.90% of average daily net assets from $300,000,001 to $1 billion; and 0.80% of average daily net assets in excess of $1 billion

     .    Future Technology Fund

0.50% of the first $1 billion of average daily net assets; and 0.45% of average daily net assets in excess of $1 billion

     .    Intermediate Bond Fund

0.75% of the first $1 billion of average daily net assets; 0.725% of average daily net assets from $1 billion to $2 billion; and 0.70% of average daily net assets in excess of $2 billion

     .    Multi-Season Growth Fund

1.00% of the first $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $1 billion

     .    NetNet Fund

2. The first three paragraphs of the disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 47 of the SAI are hereby deleted in their entirety and replaced with the following:

Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of MST, MFFT and @Vantage (collectively, the "Munder Funds"). Each of the Funds has entered into an Administration Agreement with MCM ("Administration Agreement") that was amended and restated on October 30, 2003 and further amended on February 10, 2004, and May 18, 2004. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Munder Funds; (ii) monitoring and coordinating the activities of the other service providers of the Munder Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Munder Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and
(vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Munder Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street"), the former administrator to the Munder Funds, to provide certain administrative services to the Munder Funds.

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                                                                               1

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As compensation for its administrative services, commencing June 1, 2004, the
Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund's average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100 million, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from
$250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from
$500,000,001 to $1 billion, and (e) 0.055% of average daily net assets in excess of $1 billion.

As compensation for its administrative services, for the period February 10, 2004 through May 31 2004, the Administrator was entitled to receive an annual fee based on a percentage of the average daily net assets of all of the Munder Funds ("Aggregate Net Assets"). For all of the Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator received an annual fee equal to 0.1346% of the Munder Funds' Aggregate Net Assets.

As compensation for its administrative services, for the period June 1, 2003 through February 10, 2004, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) or (2) a fee based on a percentage of the average daily net assets of the Munder Funds ("Aggregate Net Assets"), as described below. For all of the Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator was entitled to receive a fee of 0.1477% of the Aggregate Net Assets for the first $2.8 billion of the Aggregate Net Assets, 0.1377% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1357% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.0867% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.0767% of the Aggregate Net Assets above that amount. In addition, for the period commencing on June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it may receive for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

As compensation for its administrative services for the period June 1, 2002 through May 31, 2003, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) or (2) a fee based on a percentage of the average daily net assets of the Munder Funds ("Aggregate Net Assets"), as described below. For all of the Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator was entitled to receive a fee of 0.1410% of the Aggregate Net Assets for the first $2.8 billion of the Aggregate Net Assets, 0.1310% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1290% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.08% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.07% of the Aggregate Net Assets above that amount. For the period commencing on June 1, 2002 through May 31, 2003, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to $3.9 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

                                                                               2

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3. The following disclosure is hereby added under the heading "INVESTMENT
ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Distribution and Services Arrangements" which begins on page 49 of the SAI:

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Funds' distribution and service plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

The Funds' Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds.

Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. In addition, while the Fund's Distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund's Distributor may, on occasion, pay the entire front-end sales charge to such intermediaries.

Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries. The most significant of these arrangements are with Merrill Lynch, Wachovia Securities LLC (formerly Prudential Securities Inc.) and UBS Financial Services. The Advisor also has revenue sharing arrangements with various of its affiliates including Comerica Bank and Comerica Securities. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2003, the Advisor and/or Distributor accrued and/or paid approximately $500,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MFFT and @Vantage. The Advisor also paid approximately $8 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of MST, MFFT and @Vantage.

From time to time, the Funds' service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

4. The following paragraph is hereby added under the heading "ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION" which begins on page 60 of the SAI:

CMS Energy Sales Charge Waiver for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares for employees of CMS Energy. The sales charge will only be waived if the CMS employee is participating in a Munder prototype Roth IRA plan by way of payroll deduction from CMS.

                                                                               3

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In addition, the following paragraph is hereby added at the end of the disclosure under the heading "Other Purchase and Redemption Information":

Brokers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your broker will provide you with specific information about any processing or service fees you will be charged.

5. The fourth, fifth and sixth paragraphs under the heading "NET ASSET VALUE - All Funds," which begins on page 66 of the SAI, are amended to read in their entirety as follows:

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange, except with respect to securities trading on the London Stock Exchange. Less actively-traded securities trading on the London Stock Exchange, generally referred to as "Non-SETS" traded securities are valued at the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to materially affect the value of any foreign security held by the Fund (i.e., a "significant event"), the security will be valued by the Funds' Pricing Committee, which is made up of the Advisor's officers and employees as designated from time to time by management of the Advisor, using pricing procedures that have been approved by the Board in order to determine the security's fair value. The procedures require the Funds' Pricing Committee to meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to it earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

The Board has adopted special procedures for valuing securities held by the Emerging Markets Fund and the International Growth Fund (each an "Overseas Markets Fund") that are traded principally on an overseas market or exchange ("Foreign Security"). On each day on which the net asset value of each Overseas Markets Fund is calculated, if the change in the value of the U.S. equity markets (as represented by the S&P 500(R) Index or another appropriate benchmark) exceeds a specific threshold, each Foreign Security held by an Overseas Markets Fund will be fair valued by using a value determined by an independent pricing agent (based upon changes in the values of certain markets, indices and/or securities) rather than using the last closing price of such Foreign Security on its principal overseas market or exchange. Each of the fair value determinations made by the independent pricing agent is subject to adjustment by the Pricing Committee. The specific threshold for fair valuing Foreign Securities may be revised, from time to time, by the Board as it deems appropriate and necessary. In addition, the Pricing Committee will regularly monitor and review the valuations provided by the pricing agent and will periodically report to the Board on the pricing agent's performance.

                    PLEASE RETAIN THIS FOR FUTURE REFERENCE.

                                                                               5

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                           Liquidity Money Market Fund

                         Supplement Dated June 23, 2004
           to Statement of Additional Information Dated April 30, 2004

The third, fourth and fifth paragraphs of the disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 26 of the Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund's average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100 million, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from
$250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from
$500,000,001 to $1 billion, and (e) 0.055% of average daily net assets in excess of $1 billion.

As compensation for its administrative services, for the period February 10, 2004 through May 31 2004, the Administrator was entitled to receive an annual fee based on a percentage of the average daily net assets of all of the Munder Funds ("Aggregate Net Assets"). For all of the Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator receives an annual fee based upon 0.1346% of the Munder Funds' Aggregate Net Assets.

As compensation for its administrative services, for the period June 1, 2003 through February 10, 2004, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) or (2) a fee based on a percentage of the average daily net assets of the Munder Funds ("Aggregate Net Assets"), as described below. For all of the Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator was entitled to receive a fee of 0.1477% of the Aggregate Net Assets for the first $2.8 billion of the Aggregate Net Assets, 0.1377% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1357% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.0867% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.0767% of the Aggregate Net Assets above that amount. In addition, for the period commencing on June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it may receive for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

SUPSAILIQ604

As compensation for its administrative services for the period June 1, 2002 through May 31, 2003, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) or (2) a fee based on a percentage of the average daily net assets of the Munder Funds ("Aggregate Net Assets"), as described below. For all of the Munder Funds (except for the Munder S&P(R) MidCap Index Equity Fund, the Munder S&P(R) SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator was entitled to receive a fee of 0.1410% of the Aggregate Net Assets for the first $2.8 billion of the Aggregate Net Assets, 0.1310% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1290% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.08% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.07% of the Aggregate Net Assets above that amount. For the period commencing on June 1, 2002 through May 31, 2003, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to $3.9 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

                    PLEASE RETAIN THIS FOR FUTURE REFERENCE.

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                     Munder S&P(R) MidCap Index Equity Fund
                    Munder S&P(R) SmallCap Index Equity Fund

                         Supplement Dated June 23, 2004
           to Statement of Additional Information Dated April 30, 2004

The third paragraph of the disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 27 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund's average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100 million, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from
$250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from
$500,000,001 to $1 billion, and (e) 0.055% of average daily net assets in excess of $1 billion.

As compensation for its administrative services for the period June 1, 2003 through May 31, 2004, MCM received an annual fee based upon a percentage of the average daily net assets of all of the Munder Funds ("Aggregate Net Assets"). With respect to the Funds, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund, the Administrator received a fee at the rate of 0.0577% of the Aggregate Net Assets with respect to the first $3 billion of Aggregate Net Assets, 0.0557% of the Aggregate Net Assets with respect to the next $3 billion of Aggregate Net Assets and 0.0532% of the Aggregate Net Assets with respect to all Aggregate Net Assets over $6 billion. For the period commencing on June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it may receive for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

                    PLEASE RETAIN THIS FOR FUTURE REFERENCE.

SUPSAIINDEX604

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                Munder Institutional Government Money Market Fund
                     Munder Institutional Money Market Fund

                         Supplement Dated June 23, 2004
           to Statement of Additional Information Dated April 30, 2004

The third paragraph of the disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 27 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund's average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100 million, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from
$250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from
$500,000,001 to $1 billion, and (e) 0.055% of average daily net assets in excess of $1 billion.

As compensation for its administrative services for the period June 1, 2003 through May 31, 2004, MCM received an annual fee based upon a percentage of the average daily net assets of all of the Munder Funds ("Aggregate Net Assets"). With respect to the Funds, Munder S&P(R) MidCap Index Equity Fund, and the Munder S&P(R) SmallCap Index Equity Fund, the Administrator received a fee at the rate of 0.0577% of the Aggregate Net Assets with respect to the first $3 billion of Aggregate Net Assets, 0.0557% of the Aggregate Net Assets with respect to the next $3 billion of Aggregate Net Assets and 0.0532% of the Aggregate Net Assets with respect to all Aggregate Net Assets over $6 billion. For the period commencing on June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it may receive for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

                    PLEASE RETAIN THIS FOR FUTURE REFERENCE.

SUPSAIMNYMKT604